Loans and Allowance for Loan Losses - Allowance (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Analysis of allowance for loan losses
Balance at beginning of year	$ 5,981	$ 5,018	$ 5,018	$ 3,238	$ 1,012
Provision charged to earnings	110	252	1,423	1,883	2,953
Charge-offs	(102)	(60)	(510)	(240)	(801)
Recoveries	17	5	50	137	74
Net charge-offs	(85)	(55)	(460)	(103)	(727)
Balance at end of year	6,006	5,215	5,981	5,018	3,238
Specific Reserves:
Impaired loans	123	26	87
Total specific reserves	123	26	87
General reserves	5,883	5,189	5,894	5,018
Total	6,006	5,215	5,981	5,018	3,238
Allowance for loan losses	0.98%	1.04%	0.99%	1.01%
Construction land and Farmland
Analysis of allowance for loan losses
Balance at beginning of year	769	660	660	455
Provision charged to earnings	137	(6)	137	205
Charge-offs	(48)		(28)
Net charge-offs	(48)		(28)
Balance at end of year	858	654	769	660
Specific Reserves:
Impaired loans			44
Total specific reserves			44
General reserves	858	654	725	660
Total	858	654	769	660
Residential
Analysis of allowance for loan losses
Balance at beginning of year	1,166	970	970	755
Provision charged to earnings	74	150	226	240
Charge-offs			(30)	(85)
Recoveries				60
Net charge-offs			(30)	(25)
Balance at end of year	1,240	1,120	1,166	970
Specific Reserves:
Impaired loans		26
Total specific reserves		26
General reserves	1,240	1,094	1,166	970
Total	1,240	1,120	1,166	970
Nonfarm nonresidential
Analysis of allowance for loan losses
Balance at beginning of year	1,890	1,726	1,726	1,028
Provision charged to earnings	(54)	(372)	162	698
Recoveries	5		2
Net charge-offs	5		2
Balance at end of year	1,841	1,354	1,890	1,726
Specific Reserves:
General reserves	1,841	1,354	1,890	1,726
Total	1,841	1,354	1,890	1,726
Commercial
Analysis of allowance for loan losses
Balance at beginning of year	2,092	1,585	1,585	947
Provision charged to earnings	(40)	493	909	716
Charge-offs	(50)	(60)	(448)	(110)
Recoveries	12	3	46	32
Net charge-offs	(38)	(57)	(402)	(78)
Balance at end of year	2,014	2,021	2,092	1,585
Specific Reserves:
Impaired loans	113		30
Total specific reserves	113		30
General reserves	1,901	2,021	2,062	1,585
Total	2,014	2,021	2,092	1,585
Consumer
Analysis of allowance for loan losses
Balance at beginning of year	64	77	77	53
Provision charged to earnings	(7)	(13)	(11)	24
Charge-offs	(4)		(4)	(45)
Recoveries		2	2	45
Net charge-offs	(4)	2	(2)
Balance at end of year	53	66	64	77
Specific Reserves:
Impaired loans	10		13
Total specific reserves	10		13
General reserves	43	66	51	77
Total	$ 53	$ 66	$ 64	$ 77